EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Employee benefits [Abstract]
Group's provision for employee benefits
The Group’s provisions for employee benefits are as follows:

	At December 31,
	2024	2023
	(€ thousand)
Present value of defined benefit obligations:
Italian employee severance indemnity (TFR)	13,446	13,903
Total present value of defined benefit obligations	13,446	13,903

Other provisions for employees	120,701	109,142
Total Provisions for employee benefits	134,147	123,045

Disclosure of defined benefit plans
The following table summarizes the changes in the defined benefit obligations relating to the TFR liability:

Total

Amounts at December 31, 2022	15,142
Included in the consolidated income statement	518
Included in other comprehensive income/loss (*)	(221)
Benefits paid	(1,536)
Amounts at December 31, 2023	13,903
Included in the consolidated income statement	467
Included in other comprehensive income/loss (*)	691
Benefits paid	(1,615)
Amounts at December 31, 2024	13,446
_____________________________
(*) Relates to actuarial losses/(gains) from financial assumptions.
The expected future benefit payments for the defined benefit obligations (Italian TFR obligation) as of December 31, 2024 are as follows:

(€ thousand)
2025	1,476
2026	1,395
2027	1,752
2028	1,267
2029	1,083
2030 - 2034	5,778
Total	12,751

Disclosure of amounts recognized in the consolidated income statement
Amounts recognized in the consolidated income statement relating to the TFR liability are as follows:

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Current service cost	—	—	—
Interest expense	467	518	22
Total recognized in the consolidated income statement	467	518	22

Disclosure of the sensitivity of defined benefit plan to changes in principle assumptions
The sensitivity of the defined benefit obligations to changes in the weighted principal assumptions is:

	At December 31,
	2024		2023
	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate
	(€ thousand)
Impact on defined benefit obligation	(736)	819	(778)	868